As filed with the Securities and Exchange Commission on or about December 11, 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-03715

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-07619 Amendment No. 42	☒

Nuveen Investment Trust

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Jessica R. Droeger Vice President and Secretary 333 West Wacker Drive Chicago, Illinois 60606 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b) ☒ on December 15, 2006 pursuant to paragraph (b) ☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1) ☐ 75 days after filing pursuant to paragraph (a)(2) ☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 40

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Part C—Other Information

Signatures

The sole purpose of this filing is to delay the effectiveness of Registrant’s Post-Effective Amendment No. 38 to its Registration Statement until December 15, 2006. Parts A and B of Registrant’s Post-Effective Amendment No. 38 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940, filed on September 29, 2006, are incorporated by reference herein.

PART C—OTHER INFORMATION

Item 22: Exhibits:

(a	)(1).	Declaration of Trust of Registrant.(1)

(a	)(2).	Certificate for the Establishment and Designation of Series and Classes for the Nuveen Growth and Income Stock Fund, the Nuveen Balanced Stock and Bond Fund, and Nuveen Balanced Municipal and Stock Fund, dated June 20, 1996.(3)

(a	)(3).	Certificate for the Establishment and Designation of Series for the Nuveen European Value Fund, dated May 27, 1998.(10)

(a	)(4).	Amended Designation of Series for the Nuveen Investment Trust, dated September 24, 2002.(19)

(a	)(5).	Amended Designation of Series for the Nuveen Investment Trust, dated October 7, 2004.(24)

(a	)(6).	Amended Designation of Series for the Nuveen Investment Trust, dated September 15, 2006.(31)

(b	)(1).	By-Laws of Registrant.(1)

(b	)(2).	Amendment to By-Laws of Registrant.(15)

(b	)(3).	Amended and Restated By-Laws of Registrant.(21)

(c	).	Specimen certificate of Shares of the Funds.(3)

(d	)(1).	Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(6)

(d	)(2).	Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation.(6)

(d	)(3).	Form of Amended Schedule A to Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(10)

(d	)(4).	Form of Amended Schedule A to Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation.(10)

(d	)(5).	Form of Amended Schedule B to Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(10)

(d	)(6).	Form of Addendum to Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation.(10)

(d	)(7).	Renewal of Investment Management Agreement dated June 1, 2001.(18)

(d	)(8).	Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company, LLC dated August 15, 2002.(19)

(d	)(9).	Renewal of Investment Management Agreement between the Registrant and Nuveen Institutional Advisory Corp. dated April 28, 2002.(19)

(d	)(10).	Amended Schedules A and B to Investment Management Agreement between Nuveen Investment Trust and Nuveen Institutional Advisory Corp.(19)

(d	)(11).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation.(20)

(d	)(12).	Renewal of Investment Management Agreement between the Registrant and Nuveen Institutional Advisory Corp. dated May 15, 2003.(23)

(d	)(13).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation dated July 15, 2003.(23)

(d	)(14).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company dated July 15, 2003.(23)

(d	)(15).	Amendment and Renewal of Management Agreement between Registrant and Nuveen Institutional Advisory Corp. dated July 31, 2004.(25)

(d	)(16).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital Corporation dated July 30, 2004.(25)

(d	)(17).	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment Management Company, LLC dated July 30, 2004.(25)

(d	)(18).	Management Agreement between Registrant and Nuveen Asset Management dated July 26, 2005.(30)

(d	)(19).	Sub-Advisory Agreement between Nuveen Asset Management and Institutional Capital Corporation dated July 28, 2005.(30)

(d	)(20).	Sub-Advisory Agreement between Nuveen Asset Management and NWQ Investment Management Company, LLC dated July 28, 2005.(30)

(d	)(21).	Renewal of Investment Management Agreement between Registrant and Nuveen Asset Management.(32)

(d	)(22).	Sub-Advisory Agreement between Nuveen Asset Management and Institutional Capital LLC dated August 25, 2006.(32)

(e	)(1).	Distribution Agreement between Registrant and John Nuveen & Co. Incorporated dated August 1, 1998.(11)

(e	)(2).	Dealer Management Agreement dated October 22, 1996.(4)

(e	)(3).	Renewal of Distribution Agreement dated July 31, 2001.(18)

(e	)(4).	Renewal of Distribution Agreement between Registrant and Nuveen Investments.(21)

(e	)(5).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated July 31, 2003.(23)

(e	)(6).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated August 3, 2004.(25)

(e	)(7).	Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(29)

(e	)(8).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated July 28, 2005.(30)

(e	)(9).	From Nuveen Funds Rule 22c-2 Agreement.(32)

(e	)(10)	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC dated August 1, 2006.(32)

(f	).	Not applicable.

(g	)(1).	Custodian Agreement between Registrant and The Chase Manhattan Bank.(7)

(g	)(2).	Global Custody Agreement between Registrant and The Chase Manhattan Bank dated July 21, 1998.(13)

(g	)(3).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(28)

(h	)(1).	Form of Subscription Agency Agreement between Registrant and The Chase Manhattan Bank.(4)

(h	)(2).	Transfer Agency Agreement between Registrant and Chase Global Funds Services Company.(11)

(h	)(3).	Transfer Agency and Service Agreement between certain Nuveen Open-End Investment Companies and State Street Bank and Trust Company.(21)

(i	)(1).	Opinion and consent of Chapman and Cutler, dated July 30, 1996.(3)

(i	)(2).	Opinion and consent of Bingham, Dana & Gould, dated July 30, 1996.(3)

(i	)(3).	Opinion and consent of Vedder, Price, Kaufman & Kammholz, dated May 28, 1998.(10)

(i	)(4).	Opinion and consent of Bingham Dana LLP dated May 28, 1998.(10)

(i	)(5).	Opinion and consent of Chapman and Cutler, dated October 27, 2000.(18)

(i	)(6).	Opinion and consent of Chapman and Cutler, dated October 26, 2001.(18)

(i	)(7).	Opinion and consent of Chapman and Cutler, dated October 9, 2002.(19)

(i	)(8).	Opinion and consent of Bingham McCutchen LLP, dated October 4, 2002.(19)

(i	)(9).	Opinion and consent of Chapman and Cutler LLP, dated October 28, 2003.(23)

(i	)(10).	Opinion and consent of Chapman and Cutler LLP, dated October 29, 2004.(25)

(i	)(11).	Opinion and consent of Chapman and Cutler LLP, dated December 7, 2004.(27)

(i	)(12).	Opinion and consent of Bingham McCutchen LLP, dated December 7, 2004.(27)

(i	)(13).	Opinion and consent of Chapman and Cutler LLP, dated June 29, 2005.(29)

(i	)(14).	Opinion and consent of Chapman and Cutler LLP, dated October 31, 2005.(30)

(i	)(15).	Opinion and consent of Chapman and Cutler LLP, dated October 30, 2006.(32)

(j	)(1).	Consent of Independent Registered Public Accounting Firm dated October 26, 2006.(32)

(j	)(2)	Consent of Independent Registered Public Accounting Firm dated October 26, 2006.(32)

(k	).	Not applicable.

(l	).	Subscription Agreement with Nuveen Institutional Advisory Corp.(7)

(m	)(1).	Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and Class C Shares of each Fund.(3)

(m	)(2).	Amendment to Plan of Distribution and Service Pursuant to Rule 12b-1.(11)

(m	)(3).	Plan of Distribution and Service Pursuant to Rule 12b-1.(27)

(n	).	Multi-Class Plan.(4)

(p	)(1).	Code of Ethics and Reporting Requirements.(30)

(p	)(2).	Code of Ethics of Institutional Capital Corporation.(18)

(p	)(3).	Code of Ethics of NWQ Investment Management Company, LLC.(19)

(p	)(4).	Code of Ethics Supplement for NWQ Investment Management Company, LLC.(30)

(p	)(5).	Code of Ethics and Reporting Requirements of certain Subsidiaries of Nuveen Investments, Inc.(32)

(z	)(1).	Powers of Attorney for Messrs. Schwertfeger, Evans, Leafstrand, Bacon, Kissick, and Ms. Wellington.(17)

(z	)(2).	Power of Attorney for Mr. Bennett.(18)

(z	)(3).	Powers of Attorney for Messrs. Bremner, Brown, Schneider and Sawers and Ms. Impellizzeri and Ms. Stockdale.(22)

(z	)(4).	Power of Attorney for Mr. Hunter.(24)

(z	)(5).	Powers of Attorney for Mr. Kundert and Mr. Sunshine.(28)

(1)		Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.

(2)		Incorporated by reference to the pre-effective amendment no. 1 filed on Form N-1A for Registrant.

(3)		Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.

(4)		Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.

(5)		Incorporated by reference to the post-effective amendment no. 2 filed on Form N-1A for Registrant.

(6)		Incorporated by reference to the post-effective amendment no. 3 filed on Form N-1A for Registrant.

(7)		Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.

(8)		Incorporated by reference to the post-effective amendment no. 5 filed on Form N-1A for Registrant.

(9)		Incorporated by reference to the post-effective amendment no. 6 filed on Form N-1A for Registrant.

(10)		Incorporated by reference to the post-effective amendment no. 12 filed on Form N-1A for Registrant.

(11)		Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.

(12)	Incorporated by reference to the post-effective amendment no. 14 filed on Form N-1A for Registrant.

(13)	Incorporated by reference to the post-effective amendment no. 15 filed on Form N-1A for Registrant.

(14)	Incorporated by reference to the post-effective amendment no. 16 filed on Form N-1A for Registrant.

(15)	Incorporated by reference to the post-effective amendment no. 17 filed on Form N-1A for Registrant.

(16)	Incorporated by reference to the post-effective amendment no. 18 filed on Form N-1A for Registrant.

(17)	Incorporated by reference to the post-effective amendment no. 19 filed on Form N-1A for Registrant.

(18)	Incorporated by reference to the post-effective amendment no. 20 filed on Form N-1A for Registrant.

(19)	Incorporated by reference to the post-effective amendment no. 23 filed on Form N-1A for Registrant.

(20)	Incorporated by reference to the post-effective amendment no. 24 filed on Form N-1A for Registrant.

(21)	Incorporated by reference to the post-effective amendment no. 25 filed on Form N-1A for Registrant.

(22)	Incorporated by reference to the post-effective amendment no. 26 filed on Form N-1A for Registrant.

(23)	Incorporated by reference to the post-effective amendment no. 27 filed on Form N-1A for Registrant.

(24)	Incorporated by reference to the post-effective amendment no. 28 filed on Form N-1A for Registrant.

(25)	Incorporated by reference to the post-effective amendment no. 29 filed on Form N-1A for Registrant.

(26)	Incorporated by reference to the post-effective amendment no. 30 filed on Form N-1A for Registrant.

(27)	Incorporated by reference to the post-effective amendment no. 31 filed on Form N-1A for Registrant.

(28)	Incorporated by reference to the post-effective amendment no. 32 filed on Form N-1A for Registrant.

(29)	Incorporated by reference to the post-effective amendment no. 35 filed on Form N-1A for Registrant.

(30)	Incorporated by reference to post-effective amendment no. 37 filed on Form N-1A for Registrant.

(31)	Incorporated by reference to post-effective amendment no. 38 filed on Form N-1A for Registrant.

(32)	Incorporated by reference to post-effective amendment no. 39 filed on Form N-1A for Registrant.

Item 23: Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 24: Indemnification.

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25: Business and Other Connections of Investment Adviser.

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years

John P. Amboian, President and Director	President and Director of Nuveen Investments, Inc., Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., and Nuveen Investments Holdings, Inc.; President of Nuveen Investments, LLC, NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC; formerly, President and Director of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.

Stuart J. Cohen, Vice President, Assistant Secretary and Assistant General Counsel

Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc.; and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller

Vice President and Corporate Controller of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President and Controller of Nuveen Investments, Inc.; Vice President of NWQ Holdings, LLC and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years

Mary E. Keefe, Managing Director and Chief Compliance Officer

Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC; formerly, Managing Director and Chief Compliance Officer (2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*; formerly, Head of Global Compliance (January 2004-May 2004) of Citadel Investment Group; formerly, Director, Midwest Regional Office (1994-2003) United States Securities and Exchange Commission.

John L. MacCarthy, Senior Vice President, Secretary and General Counsel

Senior Vice President, Secretary and General Counsel (since March 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC; Assistant Secretary of NWQ Investment Management Company, LLC and Tradewinds NWQ Global Investors, LLC; and Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; formerly, Partner in the law firm of Winston & Strawn LLC.

Glenn R. Richter, Executive Vice President	Executive Vice President and Chief Administrative Officer of Nuveen Investment, Inc.; Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings. Inc., Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President (2004-2005) of RR Donnelley and Sons and Executive Vice President and Chief Financial Officer (2002-2005) of Sears Roebuck & Co.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years

Margaret E. Wilson, Senior Vice President, Finance	Senior Vice President, Finance of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Nuveen Investments Holdings, Inc.; Senior Vice President of NWQ Holdings, LLC; formerly, Senior Vice President, Finance (1998-2004) of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.*

*	Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were organized into Nuveen Asset Management, effective January 1, 2005.

(b) Institutional Capital Corporation (“Institutional Capital”) acts as investment sub-adviser to the ICAP Funds, Inc. and as sub-investment adviser to the Large-Cap Value Fund, Balanced Stock and Bond Fund, and Balanced Municipal and Stock Fund (series of the Registrant). In addition, Institutional Capital serves as investment adviser to separately managed accounts.

A description of any other business, profession, vocation, or employment of a substantial nature in which the directors or officers have or have been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee appears below. The principal business address for each person is 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606.

Name	Positions and Offices with ICAP	Other Business, Profession, Vocation or Employment During Past Two Years

Pamela H. Conroy	Executive Vice President, Chief Operating Officer and Director	Formerly, Vice President, Treasurer, Secretary and Chief Compliance Officer of the ICAP Funds, Inc.

Robert H. Lyon	Chief Executive Officer, Director and Chief Investment Officer	Formerly, President, Director and Chief Investment Officer of ICAP Funds, Inc.

Gary S. Maurer	Executive Vice President

Paula L. Rogers	Executive Vice President

Jerrold K. Senser	Executive Vice President and Co-Chief Investment Officer

Thomas R. Wenzel	Executive Vice President and Director of Research

(c) NWQ Investment Management Company, LLC (“NWQ”) acts as a sub-investment adviser to the Registrant for the Nuveen NWQ Multi-Cap Value Fund, Nuveen NWQ Small-Cap Value Fund, Nuveen NWQ Global Value Fund, Nuveen NWQ Large-Cap Value Fund and the Nuveen NWQ Small/Mid-Cap Value Fund. In addition, NWQ serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of NWQ. The principal business address of each person is 2049 Century Park East, 16th Floor, Los Angeles, California 90067.

Name	Positions and Offices with NWQ	Other Business, Profession, Vocation or Employment During Past Two Years
Michael C. Mendez	Chief Executive Officer, Managing Director, Executive Committee Member	President and Executive Committee Member (since 2005), Tradewinds NWQ Global Investors, LLC; formerly, President (1999-2006) and Director (1999-2001), of NWQ.

Jon D. Bosse, CFA	Chief Investment Officer, Co-President, Managing Director, Portfolio Manager

John E. Conlin	Co-President, Executive Committee Member, Chief Operating Officer	Co-Founder, (2004-2006) of Education Partners; Board Member (since 2003) of Montgomery & Company; Board Member (since 2005), Pope Resources M.L.P.; Board Member (since 2005), Acme Communications Corporation.

Edward C. Friedel, CFA	Managing Director, Executive Committee Member, Portfolio Manager

(d) Tradewinds NWQ Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for the Nuveen Tradewinds Value Opportunities Fund and the Nuveen NWQ Global Value Fund and serves as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal address of each person is 2049 Century Park East, 18th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Michael C. Mendez	President	Chief Executive Officer (since 2001) and Executive Committee Member (since 2002), formerly, President (1999-2006) of NWQ Investment Management Company, LLC.

David B. Iben, CFA	Chief Investment Officer, Managing Director, Executive Committee Member, Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Paul J. Hechmer	Managing Director, Executive Committee Member, Portfolio Manager	Managing Director, and Portfolio Manager (2005-2006) Vice President, and Portfolio Manager and Equity Analyst of NWQ Investment Management Company, LLC.

Patrick Goshtigian, CFA	Managing Director, Chief Administrative Officer, Executive Committee Member	Managing Director, (since 2005), Sr. Vice President (2003-2005) of NWQ Investment Management Company, LLC; Managing Director and Head of Institutional Operations Administration (since 2006) of Nuveen Investments Institutional Services Group, LLC.

Item 26: Principal Underwriters.

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II and III. Nuveen is also serving as the principal or co-managing underwriter to Nuveen Global Government Enhanced Income Fund and Nuveen Global Value Opportunities Fund, closed-end management type investment companies.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Timothy R. Schwertfeger 333 West Wacker Drive Chicago, IL 60606	Chairman of the Board, Chief Executive Officer, and Director	Chairman and Trustee

John P. Amboian 333 West Wacker Drive Chicago, IL 60606	President and Director	None

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Robert K. Burke 333 West Wacker Drive Chicago, IL 60606	Vice President	None

Peter H. D’Arrigo 333 West Wacker Drive Chicago, IL 60606	Vice President and Treasurer	Vice President and Treasurer

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Jessica R. Droeger 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Secretary

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Vice President, Secretary and General Counsel	None

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Margaret E. Wilson 333 West Wacker Drive Chicago, IL 60606	Senior Vice President, Finance	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 27: Location of Accounts and Records.

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Asset Management.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 28: Management Services.

Not applicable.

Item 29: Undertakings.

(a) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 11th day of December, 2006.

NUVEEN INVESTMENT TRUST

/S/    JESSICA R. DROEGER

Jessica R. Droeger Vice President and Secretary

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/s/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)			December 11, 2006

/s/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (Principal Executive Officer)			December 11, 2006

Timothy R. Schwertfeger*	Chairman and Trustee	) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) ) )	By:	/S/ JESSICA R. DROEGER JESSICA R. DROEGER Attorney-in-Fact December 11, 2006
Robert P. Bremner*	Trustee
Lawrence H. Brown*	Trustee
Jack B. Evans*	Trustee
William C. Hunter*	Trustee
David J. Kundert*	Trustee
William J. Schneider*	Trustee
Judith M. Stockdale*	Trustee
Eugene S. Sunshine*	Trustee

*	An original power of attorney authorizing, among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and have been filed with the Securities and Exchange Commission or are being filed herein.